Revenue by Each Major Product Categories (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Prescription drugs CNY	Dec. 31, 2011 Prescription drugs CNY	Dec. 31, 2010 Prescription drugs CNY	Dec. 31, 2012 Over-the-counter drugs CNY	Dec. 31, 2011 Over-the-counter drugs CNY	Dec. 31, 2010 Over-the-counter drugs CNY	Dec. 31, 2012 Nutritional supplements CNY	Dec. 31, 2011 Nutritional supplements CNY	Dec. 31, 2010 Nutritional supplements CNY	Dec. 31, 2012 Herbal products CNY	Dec. 31, 2011 Herbal products CNY	Dec. 31, 2010 Herbal products CNY	Dec. 31, 2012 Other products CNY	Dec. 31, 2011 Other products CNY	Dec. 31, 2010 Other products CNY
Segment Reporting Disclosure [Line Items]
Revenue	$ 409,280	2,549,856	2,491,290	2,356,604	519,557	495,352	503,403	997,997	911,412	866,634	399,397	450,714	452,642	100,419	99,627	86,873	532,486	534,185	447,052